Financial Instruments and Financial Risks (Details) - Level 3 Instruments [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Balance		$ 184		$ 753
Initial recognition of financial liability	18,703	515	18,703	515
Initial recognition of unrecognized day 1 loss	(10,692)		(10,692)
Conversion of financial liability	(224)		(224)
Amortization of unrecognized day 1 loss	810		810
Finance expenses (income)	(2,735)	(208)	(2,735)	(777)
Balance	5,862	491	5,862	491
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at the end of the reporting period	(2,735)	(208)	(2,735)	(777)
Contingent consideration [Member]
Statement Line Items [Line Items]
Balance
Initial recognition of financial liability	2,011		2,011
Initial recognition of unrecognized day 1 loss
Conversion of financial liability
Amortization of unrecognized day 1 loss
Finance expenses (income)	(3)		(3)
Balance	2,008		2,008
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at the end of the reporting period	(3)		(3)
Convertible debentures [Member]
Statement Line Items [Line Items]
Balance
Initial recognition of financial liability	9,127		9,127
Initial recognition of unrecognized day 1 loss	(5,836)		(5,836)
Conversion of financial liability	(224)		(224)
Amortization of unrecognized day 1 loss	353		353
Finance expenses (income)	(893)		(893)
Balance	2,527		2,527
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at the end of the reporting period	(893)		(893)
Anti-dilution feature [Member]
Statement Line Items [Line Items]
Balance		181		692
Initial recognition of financial liability		497		497
Finance expenses (income)		(210)		(721)
Balance		468		468
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at the end of the reporting period		(210)		(721)
Derivative financial instruments [Member]
Statement Line Items [Line Items]
Balance		3		61
Initial recognition of financial liability	7,565	18	7,565	18
Initial recognition of unrecognized day 1 loss	(4,856)		(4,856)
Conversion of financial liability	457
Amortization of unrecognized day 1 loss			457
Finance expenses (income)	(1,839)	2	(1,839)	(56)
Balance	1,327	23	1,327	23
Total unrealized losses (gains) for the period included in profit or loss for liabilities held at the end of the reporting period	$ (1,839)	$ 2	$ (1,839)	$ (56)